Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Receivable [Abstract]
Notes receivable

7. Notes receivable

Notes receivable consisted of the following at March 31, 2024 and December 31, 2023:

	March 31,	December 31,
	2024	2023
Notes receivable	$50,000	$100,000

As mentioned above, the Company provided a loan in the aggregate principal amount of $200,000 to PainScript to cover employee liabilities and general working capital. During the year ended December 31, 2023, $100,000 of this loan was repaid.   On December 15, 2023, the loan was amended to have an interest rate of 20% per annuum, and the remaining balance of $100,000 at December 31, 2023 has a maturity date of $50,000 on March 31, 2024 and $50,000 by June 30, 2024. The loan was secured by a pledge of a majority of the voting capital stock of PainScript held by certain PainScript shareholders. The Company also contributed $100,000 to PainScript in order to cover outstanding liabilities. As of May 1, 2024, the full amount of the loan and interest have been paid in full.

8. Notes receivable

Notes receivable consisted of the following at December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Notes receivable	$100,000	$200,689

As mentioned in Note 7, the Company provided a loan in the aggregate principal amount of $200,000 to PainScript to cover employee liabilities and general working capital. During the year ended December 31, 2023, $100,689 of this loan was repaid.   On December 15, 2023, the loan was amended to have an interest rate of 20% per annuum, and the remaining balance of $100,000 at December 31, 2023 has a maturity date of $50,000 on March 31, 2024 and $50,000 by June 30, 2024. To date, interest payments have been made on a timely basis. The loan is secured by a pledge of a majority of the voting capital stock of PainScript held by certain PainScript shareholders. The Company also contributed $100,000 to PainScript in order to cover outstanding liabilities. As of May 1, 2024, the full amount of the loan and interest have been paid in full.